TEMPORARY EQUITY AND STOCKHOLDERS’ DEFICIT (Narrative) (Details) - USD ($)			12 Months Ended
	Jan. 07, 2019	Dec. 10, 2012	Dec. 31, 2020	Dec. 31, 2019	Sep. 30, 2021	Feb. 25, 2010
Temporary Equity [Line Items]
Issued (in shares)			55,105,773	55,105,773	55,105,773
Conversion IPO threshold			$ 60,000
Equity value threshold			$ 500,000
Treasury stock acquired (in shares)		1,431,538
Common stock, par value (in dollars per share)		$ 0.001	$ 0.001	$ 0.001	$ 0.001
Treasury stock cost		$ 1,629,000
Holder
Temporary Equity [Line Items]
Common stock, par value (in dollars per share)						$ 0.001
Warrants issued (in shares)						100,000
Number of securities callable by warrants						100,000
Exercise price per share (in dollars per share)						$ 0.09
Series F preferred stocks
Temporary Equity [Line Items]
Issued (in shares)	9,628,964		9,628,964	9,628,964
Temporary equity, par value (in dollars per share)	$ 0.001
Equity investments, net of issuance cost	$ 29,692,000
Redemption amount			$ 38,824,000	$ 31,835,000
Optional redemption period			5 years
Redemption adjustment			$ 7,297,000	$ 1,835,000
Series E preferred stocks
Temporary Equity [Line Items]
Issued (in shares)			6,227,271	6,227,271
Redemption amount			$ 15,000	$ 15,000
Redemption adjustment			$ 0	$ 172,000